Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
October 31, 2025
T02-NPRT1-1225
1.9584805.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
		Shares	Value
BEVERAGES – 19.5%
Brewers – 0.5%
Boston Beer Co., Inc. Class A (a)		10,570	$2,187,884
Molson Coors Beverage Co. Class B		105,830	4,626,888
			6,814,772
Distillers & Vintners – 1.1%
Brown-Forman Corp. Class B		125,586	3,419,707
Constellation Brands, Inc. Class A		75,024	9,856,653
MGP Ingredients, Inc.		25,681	621,480
			13,897,840
Soft Drinks & Non-alcoholic Beverages – 17.9%
Celsius Holdings, Inc. (a)		96,648	5,821,109
Coca-Cola Co.		1,606,272	110,672,141
Coca-Cola Consolidated, Inc.		35,655	4,648,699
Keurig Dr. Pepper, Inc.		607,079	16,488,266
Monster Beverage Corp. (a)		342,385	22,881,589
National Beverage Corp. (a)		40,343	1,382,555
PepsiCo, Inc.		412,685	60,289,152
Primo Brands Corp.		165,050	3,626,148
Vita Coco Co., Inc. (a)		60,719	2,500,408
			228,310,067
TOTAL BEVERAGES	249,022,679
CONSUMER STAPLES DISTRIBUTION & RETAIL – 37.9%
Consumer Staples Merchandise Retail – 31.0%
BJ's Wholesale Club Holdings, Inc. (a)		70,825	6,251,015
Costco Wholesale Corp.		180,649	164,652,531
Dollar General Corp.		110,281	10,880,323
Dollar Tree, Inc. (a)		100,803	9,991,593
PriceSmart, Inc.		26,168	3,007,750
Target Corp.		211,110	19,574,119
Walmart, Inc.		1,790,728	181,185,859
			395,543,190
Food Distributors – 3.3%
Andersons, Inc.		55,729	2,580,810
Chefs' Warehouse, Inc. (a)		41,318	2,437,762
Performance Food Group Co. (a)		84,446	8,169,306
Sysco Corp.		231,463	17,193,072
U.S. Foods Holding Corp. (a)		121,066	8,791,813
United Natural Foods, Inc. (a)		79,730	3,001,834
			42,174,597
Food Retail – 3.6%
Albertsons Cos., Inc. Class A		238,268	4,214,961
Casey's General Stores, Inc.		19,455	9,984,111
Grocery Outlet Holding Corp. (a)		135,222	1,840,371
Ingles Markets, Inc. Class A		23,816	1,645,686
Kroger Co.		295,736	18,817,682
Maplebear, Inc. (a)		94,956	3,500,078
Natural Grocers by Vitamin Cottage, Inc.		15,811	507,375
Sprouts Farmers Market, Inc. (a)		52,303	4,129,845

		Shares	Value

Weis Markets, Inc.		23,758	$1,504,832
			46,144,941
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	483,862,728
FOOD PRODUCTS – 14.3%
Agricultural Products & Services – 2.5%
Archer-Daniels-Midland Co.		237,147	14,354,508
Bunge Global SA		78,643	7,439,628
Darling Ingredients, Inc. (a)		109,494	3,509,283
Fresh Del Monte Produce, Inc.		64,612	2,284,034
Ingredion, Inc.		39,553	4,564,812
			32,152,265
Packaged Foods & Meats – 11.8%
Calavo Growers, Inc.		29,363	652,152
Cal-Maine Foods, Inc.		34,415	3,021,637
Campbell's Co.		128,409	3,868,963
Conagra Brands, Inc.		277,431	4,769,039
Flowers Foods, Inc.		179,383	2,140,039
Freshpet, Inc. (a)		32,850	1,616,549
General Mills, Inc.		267,313	12,459,459
Hershey Co.		73,635	12,490,705
Hormel Foods Corp.		185,732	4,009,954
J&J Snack Foods Corp.		20,456	1,731,600
J.M. Smucker Co.		60,511	6,265,914
John B Sanfilippo & Son, Inc.		15,541	975,664
Kellanova		139,615	11,596,422
Kraft Heinz Co.		446,383	11,039,052
Lamb Weston Holdings, Inc.		87,952	5,429,277
Marzetti Co.		17,313	2,714,505
McCormick & Co., Inc.		131,390	8,429,982
Mission Produce, Inc. (a)		73,389	845,441
Mondelez International, Inc. Class A		586,284	33,687,879
Pilgrim's Pride Corp.		52,861	2,014,004
Post Holdings, Inc. (a)		34,409	3,576,127
Seaboard Corp.		503	1,695,100
Seneca Foods Corp. Class A (a)		7,847	846,181
Simply Good Foods Co. (a)		87,065	1,703,862
Tootsie Roll Industries, Inc.		25,768	909,353
TreeHouse Foods, Inc. (a)		76,527	1,392,791
Tyson Foods, Inc. Class A		152,912	7,861,206
Utz Brands, Inc.		120,964	1,273,751
Vital Farms, Inc. (a)		50,363	1,654,425
Westrock Coffee Co. (a)		64,936	286,368
			150,957,401
TOTAL FOOD PRODUCTS	183,109,666
HOUSEHOLD PRODUCTS – 17.0%
Household Products – 17.0%
Central Garden & Pet Co. Class A (a)		73,260	2,037,361
Central Garden & Pet Co. (a)		14,454	443,304

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Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
Church & Dwight Co., Inc.		122,286	$10,723,259
Clorox Co.		64,987	7,308,438
Colgate-Palmolive Co.		351,738	27,101,413
Energizer Holdings, Inc.		82,256	1,910,807
Kimberly-Clark Corp.		155,328	18,594,315
Oil-Dri Corp. of America		1,655	91,671
Procter & Gamble Co.		941,965	141,643,277
Reynolds Consumer Products, Inc.		97,985	2,394,753
Spectrum Brands Holdings, Inc.		33,761	1,819,043
WD-40 Co.		12,572	2,442,488
TOTAL HOUSEHOLD PRODUCTS	216,510,129
PERSONAL CARE PRODUCTS – 3.0%
Personal Care Products – 3.0%
BellRing Brands, Inc. (a)		77,762	2,342,969
Coty, Inc. Class A (a)		469,864	1,865,360
Edgewell Personal Care Co.		76,715	1,487,504
elf Beauty, Inc. (a)		38,605	4,715,215
Estee Lauder Cos., Inc. Class A		120,523	11,653,369
Herbalife Ltd. (a)		174,961	1,399,688
Interparfums, Inc.		20,921	1,865,107
Kenvue, Inc.		899,599	12,927,237
Olaplex Holdings, Inc. (a)		228,444	237,582
USANA Health Sciences, Inc. (a)		19,373	409,739
TOTAL PERSONAL CARE PRODUCTS	38,903,770
TOBACCO – 7.9%
Tobacco – 7.9%
Altria Group, Inc.		757,992	42,735,589

		Shares	Value

Philip Morris International, Inc.		371,109	$53,562,162
Turning Point Brands, Inc.		24,552	2,207,225
Universal Corp.		38,955	1,974,239
TOTAL TOBACCO	100,479,215
TOTAL COMMON STOCKS (Cost $1,163,320,900)			1,271,888,187
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $2,690,000)		2,690,000	2,690,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,166,010,900)	1,274,578,187
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	2,361,624
NET ASSETS – 100.0%	$1,276,939,811

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $241,855 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	61	December 2025	4,715,300	(136,636)	(136,636)
CME E-mini Russell 2000 Index Contracts (United States)	1	December 2025	124,495	(1,033)	(1,033)
Total Equity Index Contracts					$(137,669)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or
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Schedule of Investments (Unaudited)–continued
investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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